American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2019

Ginnie Mae - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 100.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 6.6%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	30,162,755	30,338,346
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	6,632,217	6,708,971
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 4/20/38	5,242,788	5,460,627
GNMA ,VRN, 3.75%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,701,163	2,823,100
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 2/20/34	4,310,428	4,490,833
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	3,369,661	3,509,441
		53,331,318
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 93.4%
GNMA, 3.00%, TBA	150,000,000	153,216,798
GNMA, 3.50%,TBA	20,000,000	20,654,688
GNMA, 2.50%, 6/20/46 to 7/20/46	33,821,967	33,987,994
GNMA, 3.00%, 2/20/43 to 7/20/45	28,837,679	29,515,121
GNMA, 3.50%, 12/20/41 to 1/20/48	246,756,584	256,653,804
GNMA, 4.00%, 12/20/39 to 3/20/47	92,187,589	97,635,861
GNMA, 4.50%, 7/15/33 to 3/20/42	50,255,410	53,886,235
GNMA, 5.00%, 6/15/33 to 5/20/41	41,107,217	45,030,010
GNMA, 5.50%, 4/15/33 to 8/15/39	42,300,293	46,979,695
GNMA, 6.00%, 2/20/26 to 2/20/39	17,749,677	20,157,808
GNMA, 6.50%, 9/20/23 to 11/15/38	2,448,117	2,827,964
GNMA, 7.00%, 12/20/25 to 12/20/29	447,788	516,607
GNMA, 7.25%, 6/15/23	19,548	19,648
GNMA, 7.50%, 12/20/23 to 2/20/31	107,356	128,341
GNMA, 7.77%, 4/15/20	13,401	13,477
GNMA, 7.89%, 9/20/22	3,326	3,332
GNMA, 8.00%, 11/15/21 to 7/20/30	316,769	328,035
GNMA, 8.25%, 4/20/21 to 2/15/22	62,893	63,149
GNMA, 8.50%, 11/15/19 to 12/15/30	208,462	224,005
GNMA, 8.75%, 6/20/21 to 7/15/27	39,907	40,081
GNMA, 9.00%, 10/15/19 to 12/15/24	44,802	45,486
GNMA, 9.25%, 9/15/21 to 3/15/25	28,958	29,051
GNMA, 9.50%, 11/15/19 to 7/20/25	74,658	75,363
GNMA, 9.75%, 11/20/21	17,799	18,001
GNMA, 10.00%, 1/15/21 to 8/15/21	190	190
GNMA, 11.00%, 6/15/20	3,957	3,971
		762,054,715
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $806,436,161)		815,386,033
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
GNMA, Series 2000-22, Class FG, VRN, 2.59%, (1-month LIBOR plus 0.20%), 5/16/30	64	64
GNMA, Series 2001-59, Class FD, VRN, 2.89%, (1-month LIBOR plus 0.50%), 10/16/27	269,259	270,386
GNMA, Series 2001-62, Class FB, VRN, 2.89%, (1-month LIBOR plus 0.50%), 11/16/27	574,375	574,426
GNMA, Series 2002-13, Class FA, VRN, 2.89%, (1-month LIBOR plus 0.50%), 2/16/32	383,358	383,417
GNMA, Series 2002-29, Class FA SEQ, VRN, 2.73%, (1-month LIBOR plus 0.35%), 5/20/32	351,544	351,918
GNMA, Series 2003-110, Class F, VRN, 2.78%, (1-month LIBOR plus 0.40%), 10/20/33	1,161,527	1,163,718
GNMA, Series 2003-42, Class FW, VRN, 2.73%, (1-month LIBOR plus 0.35%), 5/20/33	490,697	491,056
GNMA, Series 2003-66, Class HF, VRN, 2.83%, (1-month LIBOR plus 0.45%), 8/20/33	679,583	682,593

GNMA, Series 2004-39, Class XF SEQ, VRN, 2.64%, (1-month LIBOR plus 0.25%), 10/16/33	265,851	265,993
GNMA, Series 2004-76, Class F, VRN, 2.78%, (1-month LIBOR plus 0.40%), 9/20/34	1,020,529	1,022,910
GNMA, Series 2005-13, Class FA, VRN, 2.58%, (1-month LIBOR plus 0.20%), 2/20/35	2,508,165	2,488,428
GNMA, Series 2007-5, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.14%), 2/20/37	2,401,978	2,389,388
GNMA, Series 2007-58, Class FC, VRN, 2.88%, (1-month LIBOR plus 0.50%), 10/20/37	1,550,652	1,559,600
GNMA, Series 2007-74, Class FL, VRN, 2.85%, (1-month LIBOR plus 0.46%), 11/16/37	3,751,022	3,767,345
GNMA, Series 2008-18, Class FH, VRN, 2.98%, (1-month LIBOR plus 0.60%), 2/20/38	2,140,764	2,147,907
GNMA, Series 2008-2, Class LF, VRN, 2.84%, (1-month LIBOR plus 0.46%), 1/20/38	1,662,258	1,670,472
GNMA, Series 2008-27, Class FB, VRN, 2.93%, (1-month LIBOR plus 0.55%), 3/20/38	3,533,836	3,562,496
GNMA, Series 2008-61, Class KF, VRN, 3.05%, (1-month LIBOR plus 0.67%), 7/20/38	1,802,605	1,822,496
GNMA, Series 2008-73, Class FK, VRN, 3.14%, (1-month LIBOR plus 0.76%), 8/20/38	2,414,005	2,452,391
GNMA, Series 2008-75, Class F, VRN, 2.91%, (1-month LIBOR plus 0.53%), 8/20/38	2,909,925	2,937,536
GNMA, Series 2008-88, Class UF, VRN, 3.38%, (1-month LIBOR plus 1.00%), 10/20/38	1,587,802	1,621,150
GNMA, Series 2009-127, Class FA, VRN, 2.93%, (1-month LIBOR plus 0.55%), 9/20/38	2,300,142	2,308,908
GNMA, Series 2009-76, Class FB, VRN, 2.99%, (1-month LIBOR plus 0.60%), 6/16/39	1,378,459	1,388,257
GNMA, Series 2009-92, Class FJ, VRN, 3.07%, (1-month LIBOR plus 0.68%), 10/16/39	1,019,791	1,028,891
GNMA, Series 2010-14, Class QF, VRN, 2.84%, (1-month LIBOR plus 0.45%), 2/16/40	7,426,789	7,456,533
GNMA, Series 2010-25, Class FB, VRN, 2.94%, (1-month LIBOR plus 0.55%), 2/16/40	5,949,086	5,972,944
GNMA, Series 2012-105, Class FE, VRN, 2.68%, (1-month LIBOR plus 0.30%), 1/20/41	4,567,683	4,564,481
GNMA, Series 2015-111, Class FK, VRN, 2.64%, (1-month LIBOR plus 0.20%), 8/20/45	5,531,128	5,497,644
GNMA, Series 2015-80, Class YF, VRN, 2.82%, (1-month LIBOR plus 0.43%), 10/16/40	8,588,370	8,611,217
GNMA, Series 2016-68, Class MF, VRN, 2.74%, (1-month LIBOR plus 0.30%), 5/20/46	2,673,191	2,664,994
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,157,178)		71,119,559
TEMPORARY CASH INVESTMENTS(1) — 8.6%
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(2)	70,491,000	70,491,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $816), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $801)		801
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,418	12,418
TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,504,219)		70,504,219
TOTAL INVESTMENT SECURITIES — 117.3% (Cost $948,097,558)		957,009,811
OTHER ASSETS AND LIABILITIES(3) — (17.3)%		(141,330,653)
TOTAL NET ASSETS — 100.0%		$815,679,158

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $664,453.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	815,386,033	—
U.S. Government Agency Collateralized Mortgage Obligations	—	71,119,559	—
Temporary Cash Investments	12,418	70,491,801	—
	12,418	956,997,393	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2019

Government Bond - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 42.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.8%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	500,227	528,264
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.87%), 7/1/36	373,536	393,735
FHLMC, VRN, 4.46%, (1-year H15T1Y plus 2.14%), 10/1/36	886,029	933,208
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	383,352	404,599
FHLMC, VRN, 4.67%, (12-month LIBOR plus 1.82%), 5/1/40	173,517	184,538
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	475,890	498,134
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	144,183	150,480
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.78%), 2/1/41	984,046	1,021,425
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	212,092	222,990
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	764,531	801,788
FHLMC, VRN, 4.54%, (12-month LIBOR plus 1.75%), 10/1/42	268,190	279,103
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	1,451,477	1,499,704
FHLMC, VRN, 4.30%, (12-month LIBOR plus 1.62%), 11/1/43	6,157,402	6,346,549
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	1,797,184	1,824,105
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	991,457	1,014,474
FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.59%), 10/1/44	1,112,864	1,138,480
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	1,437,967	1,450,226
FHLMC, VRN, 4.10%, (12-month LIBOR plus 1.62%), 9/1/45	3,790,879	3,907,186
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	1,382,744	1,388,945
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	1,996,139	2,042,695
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	534,232	553,586
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	650,107	674,425
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35	568,618	590,167
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	342,160	354,832
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35	733,022	759,561
FNMA, VRN, 4.93%, (12-month LIBOR plus 1.93%), 1/1/38	164,847	174,352
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	793,431	835,389
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	183,713	194,742
FNMA, VRN, 4.88%, (12-month LIBOR plus 1.87%), 1/1/40	613,961	641,044
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 7/1/41	313,113	325,574
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	1,453,552	1,497,126
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	1,143,856	1,172,559
FNMA, VRN, 2.52%, (12-month LIBOR plus 1.70%), 7/1/42	1,944,853	2,028,411
FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	695,621	720,264
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	1,876,221	1,909,044
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	775,001	788,687
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	1,884,574	1,906,518
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.61%), 4/1/46	3,066,796	3,112,425
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	2,718,108	2,744,833
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,471,634	1,503,412
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	2,328,069	2,381,977
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	1,475,166	1,515,060

FNMA, VRN, 2.77%, (12-month LIBOR plus 1.60%), 9/1/47	1,443,913	1,463,816
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/32	160,568	160,984
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 10/20/33	284,809	288,649
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 10/20/34	382,732	389,837
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 12/20/34	139,535	139,837
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/35	329,118	332,553
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 7/20/35	549,775	567,743
GNMA, VRN, 4.00%, (1-year H15T1Y plus 1.50%), 3/20/36	797,787	831,071
GNMA, VRN, 4.125%, (1-year H15T1Y plus 1.50%), 11/20/36	360,705	363,751
		56,952,857
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.5%
FHLMC, 5.00%, 5/1/23	758,484	790,830
FHLMC, 5.50%, 10/1/34	263,883	293,176
FHLMC, 5.50%, 4/1/38	1,749,193	1,926,404
FHLMC, 4.00%, 12/1/40	1,314,611	1,388,215
FHLMC, 3.00%, 2/1/43	7,599,357	7,733,936
FNMA, 3.50%, TBA	15,925,000	16,277,092
FNMA, 5.00%, 9/1/20	14,029	14,362
FNMA, 4.50%, 11/1/20	3,254	3,323
FNMA, 6.50%, 3/1/32	57,308	66,029
FNMA, 7.00%, 6/1/32	66,754	78,774
FNMA, 6.50%, 8/1/32	63,412	73,231
FNMA, 5.50%, 7/1/33	444,178	489,088
FNMA, 5.00%, 11/1/33	2,627,398	2,854,105
FNMA, 6.00%, 12/1/33	1,613,578	1,828,689
FNMA, 3.50%, 3/1/34	1,773,666	1,841,726
FNMA, 5.50%, 8/1/34	1,807,627	2,009,066
FNMA, 5.50%, 9/1/34	144,394	153,992
FNMA, 5.50%, 10/1/34	1,123,918	1,246,768
FNMA, 5.00%, 8/1/35	298,280	325,780
FNMA, 5.50%, 1/1/36	1,960,576	2,178,677
FNMA, 5.00%, 2/1/36	189,359	207,116
FNMA, 5.50%, 4/1/36	469,754	522,035
FNMA, 5.00%, 5/1/36	810,104	886,136
FNMA, 5.50%, 12/1/36	271,902	302,084
FNMA, 5.50%, 2/1/37	1,023,131	1,135,978
FNMA, 6.50%, 8/1/37	51,466	56,894
FNMA, 6.00%, 9/1/37	393,064	445,102
FNMA, 6.00%, 11/1/37	1,809,383	2,049,057
FNMA, 6.00%, 9/1/38	127,931	133,252
FNMA, 4.50%, 2/1/39	888,103	953,329
FNMA, 4.50%, 4/1/39	605,654	653,224
FNMA, 4.50%, 5/1/39	1,531,976	1,651,693
FNMA, 6.50%, 5/1/39	1,248,103	1,467,034
FNMA, 4.50%, 10/1/39	2,659,353	2,871,179
FNMA, 4.50%, 3/1/40	4,023,448	4,322,872
FNMA, 4.00%, 10/1/40	2,732,209	2,893,587
FNMA, 4.50%, 11/1/40	2,383,080	2,560,407
FNMA, 4.50%, 6/1/41	2,664,059	2,862,336

FNMA, 4.00%, 8/1/41	2,588,590	2,737,793
FNMA, 4.50%, 9/1/41	1,377,615	1,480,172
FNMA, 3.50%, 10/1/41	3,167,728	3,288,700
FNMA, 4.00%, 12/1/41	6,027,200	6,358,034
FNMA, 3.50%, 5/1/42	2,033,790	2,111,459
FNMA, 3.50%, 6/1/42	1,878,870	1,950,505
FNMA, 3.50%, 9/1/42	1,686,059	1,750,458
FNMA, 3.50%, 12/1/42	3,455,250	3,587,084
FNMA, 3.50%, 11/1/45	2,966,036	3,057,681
FNMA, 3.50%, 11/1/45	2,947,401	3,038,470
FNMA, 4.00%, 11/1/45	4,300,597	4,504,472
FNMA, 4.00%, 2/1/46	5,489,084	5,742,527
FNMA, 3.50%, 3/1/46	3,495,678	3,598,093
FNMA, 4.00%, 4/1/46	12,350,193	12,935,643
FNMA, 3.50%, 5/1/46	3,475,923	3,581,688
FNMA, 3.00%, 11/1/46	26,650,345	26,990,501
FNMA, 3.50%, 2/1/47	7,910,438	8,175,372
FNMA, 6.50%, 8/1/47	18,227	19,527
FNMA, 6.50%, 9/1/47	36,902	39,388
FNMA, 6.50%, 9/1/47	1,773	1,897
FNMA, 6.50%, 9/1/47	19,400	20,715
FNMA, 3.50%, 3/1/48	9,235,725	9,502,410
FNMA, 3.00%, 4/1/48	14,133,817	14,372,825
FNMA, 6.00%, 4/1/48	313,485	332,205
FNMA, 4.00%, 8/1/48	9,452,036	9,826,207
GNMA, 5.50%, 12/20/38	1,070,916	1,173,549
GNMA, 6.00%, 1/20/39	299,686	340,936
GNMA, 5.00%, 3/20/39	1,579,317	1,738,127
GNMA, 5.50%, 3/20/39	604,062	662,159
GNMA, 5.50%, 4/20/39	1,086,746	1,191,130
GNMA, 4.50%, 1/15/40	929,260	1,002,427
GNMA, 4.00%, 11/20/40	4,441,508	4,705,924
GNMA, 4.00%, 12/15/40	893,447	949,261
GNMA, 4.50%, 7/20/41	3,857,263	4,116,601
GNMA, 3.50%, 6/20/42	5,809,685	6,065,272
GNMA, 3.50%, 7/20/42	4,433,443	4,627,579
GNMA, 4.50%, 8/20/42	3,347,887	3,573,385
GNMA, 4.00%, 9/20/45	5,505,916	5,791,289
GNMA, 3.50%, 4/20/46	2,871,530	2,971,688
GNMA, 2.50%, 6/20/46	7,479,219	7,515,940
GNMA, 2.50%, 7/20/46	9,676,663	9,724,147
		252,699,818
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $306,170,996)		309,652,675
U.S. TREASURY SECURITIES AND EQUIVALENTS — 31.4%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,627,279
U.S. Treasury Bills, 2.54%, 2/27/20(1)	7,000,000	6,909,371
U.S. Treasury Bills, 2.33%, 4/23/20(1)	5,000,000	4,920,882
U.S. Treasury Bills, 2.18%, 5/21/20(1)	23,000,000	22,605,624
U.S. Treasury Bills, 2.01%, 6/18/20(1)	22,500,000	22,090,741

U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	12,157,334
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,316,875
U.S. Treasury Bonds, 3.50%, 2/15/39	1,800,000	2,136,762
U.S. Treasury Bonds, 4.375%, 11/15/39	1,000,000	1,328,750
U.S. Treasury Bonds, 4.375%, 5/15/41	1,000,000	1,334,512
U.S. Treasury Bonds, 3.125%, 11/15/41	3,100,000	3,467,217
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	3,911,182
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	9,301,025
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,975,288
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	3,740,898
U.S. Treasury Bonds, 3.125%, 8/15/44	6,000,000	6,688,828
U.S. Treasury Bonds, 3.00%, 11/15/44	7,500,000	8,186,133
U.S. Treasury Bonds, 2.50%, 2/15/45	6,000,000	5,971,641
U.S. Treasury Bonds, 3.00%, 5/15/45	5,500,000	6,008,750
U.S. Treasury Bonds, 3.00%, 11/15/45	3,200,000	3,498,562
U.S. Treasury Bonds, 3.375%, 11/15/48	8,000,000	9,405,469
U.S. Treasury Notes, 1.75%, 9/30/19(2)	1,000,000	999,004
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,571,924
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,006,719
U.S. Treasury Notes, 1.75%, 5/15/22	14,000,000	14,007,656
U.S. Treasury Notes, 1.875%, 9/30/22	23,000,000	23,109,160
U.S. Treasury Notes, 2.00%, 11/30/22	8,000,000	8,070,781
U.S. Treasury Notes, 2.00%, 2/15/23	7,500,000	7,569,580
U.S. Treasury Notes, 1.50%, 3/31/23	7,000,000	6,940,527
U.S. Treasury Notes, 2.00%, 5/31/24	6,000,000	6,068,086
U.S. Treasury Notes, 2.125%, 11/30/24	4,000,000	4,067,266
U.S. Treasury Notes, 2.625%, 12/31/25	2,000,000	2,093,711
U.S. Treasury Notes, 2.50%, 2/28/26	2,000,000	2,079,297
U.S. Treasury Notes, 2.375%, 5/15/29	2,400,000	2,479,078
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $220,470,678)		229,645,912
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%
FHLMC, Series 2812, Class MF, VRN, 2.84%, (1-month LIBOR plus 0.45%), 6/15/34	2,153,435	2,164,675
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,203,685	1,251,178
FHLMC, Series 3149, Class LF, VRN, 2.69%, (1-month LIBOR plus 0.30%), 5/15/36	5,761,356	5,752,174
FHLMC, Series 3153, Class FJ, VRN, 2.82%, (1-month LIBOR plus 0.38%), 5/15/36	1,847,401	1,848,292
FHLMC, Series 3397, Class GF, VRN, 2.89%, (1-month LIBOR plus 0.50%), 12/15/37	885,466	888,202
FHLMC, Series 3417, Class FA, VRN, 2.89%, (1-month LIBOR plus 0.50%), 11/15/37	1,377,741	1,386,739
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	9,929,726	10,354,254
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,276,954	4,397,435
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	3,527,259	3,562,424
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,163,684
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	15,723,987
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	8,557,299
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	7,107,788
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,917,857	3,930,132
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,188,662
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,900,000	7,133,004
FHLMC, Series KF29, Class A, VRN, 2.79%, (1-month LIBOR plus 0.36%), 2/25/24	2,249,326	2,248,043
FHLMC, Series KF31, Class A, VRN, 2.80%, (1-month LIBOR plus 0.37%), 4/25/24	3,099,698	3,093,398

FHLMC, Series KF32, Class A, VRN, 2.80%, (1-month LIBOR plus 0.37%), 5/25/24	2,590,114	2,585,650
FHLMC, Series KI03, Class A, VRN, 2.68%, (1-month LIBOR plus 0.25%), 2/25/23	4,851,257	4,846,778
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	9,799,376
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,280,078
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	39,040	38,974
FNMA, Series 2005-103, Class FP, VRN, 2.70%, (1-month LIBOR plus 0.30%), 10/25/35	2,010,532	2,008,172
FNMA, Series 2008-9, Class FA, VRN, 2.90%, (1-month LIBOR plus 0.50%), 2/25/38	6,144,237	6,186,273
FNMA, Series 2009-89, Class FD, VRN, 3.00%, (1-month LIBOR plus 0.60%), 5/25/36	1,105,097	1,118,319
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	10,503,349	10,580,364
FNMA, Series 2015-M12, Class FA, VRN, 2.78%, (1-month LIBOR plus 0.34%), 4/25/20	165,992	165,745
FNMA, Series 2016-11, Class FB, VRN, 3.04%, (1-month LIBOR plus 0.55%), 3/25/46	3,167,159	3,171,521
FNMA, Series 2016-M13, Class FA, VRN, 3.11%, (1-month LIBOR plus 0.67%), 11/25/23	2,021,943	2,017,320
FNMA, Series 2016-M2, Class FA, VRN, 3.29%, (1-month LIBOR plus 0.85%), 1/25/23	1,679,536	1,682,942
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 12/25/26	9,000,000	9,026,320
GNMA, Series 2007-5, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.14%), 2/20/37	610,538	607,338
GNMA, Series 2008-18, Class FH, VRN, 2.98%, (1-month LIBOR plus 0.60%), 2/20/38	1,152,719	1,156,566
GNMA, Series 2010-14, Class QF, VRN, 2.84%, (1-month LIBOR plus 0.45%), 2/16/40	3,216,741	3,229,623
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	974,087	997,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,007,966)		165,250,366
U.S. GOVERNMENT AGENCY SECURITIES — 4.1%
FNMA, 2.125%, 4/24/26	3,100,000	3,123,276
FNMA, 1.875%, 9/24/26	2,000,000	1,980,088
FNMA, 6.625%, 11/15/30	15,700,000	22,456,011
Federal Home Loan Bank, 3.25%, 11/16/28	2,000,000	2,175,277
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $26,897,900)		29,734,652
TEMPORARY CASH INVESTMENTS — 1.9%
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(1)	13,702,000	13,702,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $726), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $713)		713
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,409	5,409
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,708,122)		13,708,122
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $730,255,662)		747,991,727
OTHER ASSETS AND LIABILITIES — (2.3)%		(16,761,398)
TOTAL NET ASSETS — 100.0%		$731,230,329

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	316	September 2019	63,200,000	$67,996,781	$318,630
U.S. Treasury 5-Year Notes	110	September 2019	11,000,000	12,997,188	20,924
U.S. Treasury 10-Year Notes	186	September 2019	18,600,000	23,802,187	337,363
U.S. Treasury Long Bonds	24	September 2019	2,400,000	3,734,250	33,446
U.S. Treasury Ultra Bonds	8	September 2019	800,000	1,420,500	36,060
				$109,950,906	$746,423

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $573,830.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	309,652,675	—
U.S. Treasury Securities and Equivalents	—	229,645,912	—
Collateralized Mortgage Obligations	—	165,250,366	—
U.S. Government Agency Securities	—	29,734,652	—
Temporary Cash Investments	5,409	13,702,713	—
	5,409	747,986,318	—
Other Financial Instruments
Futures Contracts	746,423	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2019

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 91.2%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	133,839,783	148,984,889
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	104,955,012	121,270,612
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	66,530,203	74,625,660
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,562,573	62,376,152
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	29,788,637	35,854,994
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,001,657	40,189,040
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	24,261,412	31,088,168
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	30,456,873	39,269,974
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	74,444,126	74,799,401
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	50,251,367	48,761,951
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	92,839,808	105,501,460
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	41,834,846	41,445,399
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,195,632	25,709,106
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	10,358,610	10,969,597
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	33,826,689	34,094,901
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	22,103,715	21,901,695
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	108,019,984	108,710,054
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	169,304,047	168,275,939
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	28,896,725	28,675,276
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	240,245,040	238,953,050
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	101,793,870	102,650,776
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	111,712,440	113,691,735
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	32,423,680	32,836,662
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	48,753,672	48,688,978
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	90,328,020	90,465,614
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)	137,044,312	153,193,755
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	58,406,462	59,073,904
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	89,910,964	92,106,045
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,859,430	13,771,845
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,057,910	1,065,686
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	21,415,940	21,624,643
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	25,641,248	26,072,118
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	35,122,725	36,613,395
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	59,711,540	62,886,118
TOTAL U.S. TREASURY SECURITIES (Cost $2,206,953,948)		2,316,198,592
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	7,100,000	7,668,489
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	8,000,000	8,504,899
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	6,575,000	6,858,510
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	4,500,000	4,802,132
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,165,000	7,271,124
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,264,125
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,700,000	5,785,054

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,681,359
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,350,000	6,624,289
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,500,000	6,740,937
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $64,564,814)		66,200,918
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	340,630	346,931
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	632,757	677,476
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,150,362	1,164,300
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	458,098	470,484
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,170,435	1,202,044
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	6,285,000	6,432,978
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	2,096,526	2,099,099
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,924,640	4,042,839
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	1,140,718	1,142,610
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	799,527	819,896
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	2,151,149	2,184,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.95%, 6/25/35	4,238,438	4,448,217
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	939,882	960,106
		25,991,449
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.65%, (1-month LIBOR plus 3.25%), 5/25/25	4,900,000	5,237,815
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	27,300,000	30,032,577
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	2,348,418	2,429,005
		37,699,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,253,111)		63,690,846
ASSET-BACKED SECURITIES — 1.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	3,303,094	3,319,554
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	366,666	366,433
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	2,331,821	2,320,585
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	1,656,403	1,650,585
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	1,501,876	1,498,197
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	11,492,775	11,864,476
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	781,881	780,308
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	5,084,945
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,858,221	3,908,144
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	6,688,761	6,679,000
TOTAL ASSET-BACKED SECURITIES (Cost $37,009,930)		37,472,227
CORPORATE BONDS — 1.1%
Banks — 0.1%
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	490,000	519,685
U.S. Bank N.A., 2.80%, 1/27/25	500,000	511,058
Wells Fargo & Co., MTN, 3.55%, 9/29/25	500,000	522,117
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	278,462
		1,831,322
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	512,394

CommonSpirit Health, 2.95%, 11/1/22	550,000	555,368
		1,067,762
Diversified Telecommunication Services†
AT&T, Inc., 2.95%, 7/15/26	750,000	745,630
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	144,233
		889,863
Electric Utilities†
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	541,360
Gas Utilities — 0.2%
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,480,762
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	520,509
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	541,483
		1,061,992
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	2,028,242
Multi-Utilities†
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	785,831
Oil, Gas and Consumable Fuels — 0.4%
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,934,788
Encana Corp., 6.50%, 2/1/38	2,955,000	3,586,936
Equinor ASA, 2.65%, 1/15/24	495,000	501,961
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,047,534
		10,071,219
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	1,029,340
Union Pacific Corp., 3.25%, 1/15/25	490,000	507,449
		1,536,789
Software†
Oracle Corp., 2.65%, 7/15/26	370,000	371,943
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	3,052,500
TOTAL CORPORATE BONDS (Cost $26,493,430)		27,719,585
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.56%, (3-month LIBOR plus 0.97%), 4/17/31(2)	3,000,000	2,959,816
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(2)	5,250,000	5,184,994
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,500,000	4,501,827
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,750,000)		12,646,637
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	772,085
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	396,342
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	352,373
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	315,430
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	350,630
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	250,000	338,453
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	192,700

Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	308,190
TOTAL MUNICIPAL SECURITIES (Cost $2,695,742)		3,026,203
TEMPORARY CASH INVESTMENTS — 1.2%
Credit Agricole Corporate and Investment Bank, 2.40%, 7/1/19(2)(3)	10,000,000	9,998,054
Crown Point Capital Co., 2.45%, 7/1/19(2)(3)	20,000,000	19,995,959
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $93), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $91)		91
State Street Institutional U.S. Government Money Market Fund, Premier Class	124,149	124,149
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,124,241)		30,118,253
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,441,845,216)		2,557,073,261
OTHER ASSETS AND LIABILITIES — (0.7)%		(18,560,485)
TOTAL NET ASSETS — 100.0%		$2,538,512,776

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	112,400	USD	126,280	JPMorgan Chase Bank N.A.	9/18/19	$2,312
USD	1,110,079	MXN	21,578,268	Morgan Stanley	9/18/19	268
						$2,580

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,986	September 2019	$397,200,000	$427,346,860	$2,397,555

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	96	September 2019	$9,600,000	$12,285,000	$(174,216)
U.S. Treasury 5-Year Notes	260	September 2019	$26,000,000	30,720,625	(400,741)
U.S. Treasury Long Bonds	88	September 2019	$8,800,000	13,692,250	(284,075)
				$56,697,875	$(859,032)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$125,000,000	$(2,014,630)	$(685,093)	$(2,699,723)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	$(772)	$132,957	$132,185

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	$(551,264)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(5,427,756)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	224,028
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(630,918)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,100,302)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	(102,683)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,741,389)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(798,613)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,106,322)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(5,688,957)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(4,812,535)
						$(21,736,711)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,622,746.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $103,971,523, which represented 4.1% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,316,198,592	—
Commercial Mortgage-Backed Securities	—	66,200,918	—
Collateralized Mortgage Obligations	—	63,690,846	—
Asset-Backed Securities	—	37,472,227	—
Corporate Bonds	—	27,719,585	—
Collateralized Loan Obligations	—	12,646,637	—
Municipal Securities	—	3,026,203	—
Temporary Cash Investments	124,149	29,994,104	—
	124,149	2,556,949,112	—
Other Financial Instruments
Futures Contracts	2,397,555	—	—
Swap Agreements	—	356,213	—
Forward Foreign Currency Exchange Contracts	—	2,580	—
	2,397,555	358,793	—

Liabilities
Other Financial Instruments
Futures Contracts	859,032	—	—
Swap Agreements	—	24,660,462	—
	859,032	24,660,462	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2019

Short-Term Government - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 65.4%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	707,344
U.S. Treasury Bills, 2.45%, 10/31/19(1)	5,000,000	4,965,980
U.S. Treasury Bills, 2.53%, 2/27/20(1)	20,000,000	19,741,059
U.S. Treasury Bills, 2.39%, 4/23/20(1)	10,000,000	9,841,765
U.S. Treasury Bills, 2.24%, 5/21/20(1)	12,600,000	12,383,951
U.S. Treasury Bills, 1.99%, 6/18/20(1)	9,000,000	8,836,296
U.S. Treasury Notes, 1.375%, 1/15/20(2)	1,400,000	1,394,695
U.S. Treasury Notes, 1.625%, 10/15/20	4,300,000	4,286,227
U.S. Treasury Notes, 1.875%, 12/15/20(2)	2,000,000	2,000,898
U.S. Treasury Notes, 2.75%, 9/15/21	15,000,000	15,331,055
U.S. Treasury Notes, 1.875%, 1/31/22	17,500,000	17,558,789
U.S. Treasury Notes, 1.75%, 6/15/22	2,500,000	2,502,881
U.S. Treasury Notes, 1.875%, 9/30/22	23,000,000	23,109,160
U.S. Treasury Notes, 2.00%, 11/30/22	1,600,000	1,614,156
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $123,039,533)		124,274,256
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.8%
FHLMC, Series 3114, Class FT, VRN, 2.74%, (1-month LIBOR plus 0.35%), 9/15/30	531,666	532,292
FHLMC, Series 3149, Class LF, VRN, 2.69%, (1-month LIBOR plus 0.30%), 5/15/36	1,408,025	1,405,781
FHLMC, Series 3200, Class FP, VRN, 2.59%, (1-month LIBOR plus 0.20%), 8/15/36	839,186	832,330
FHLMC, Series 3206, Class FE, VRN, 2.79%, (1-month LIBOR plus 0.40%), 8/15/36	444,439	437,491
FHLMC, Series 3213, Class LF, VRN, 2.61%, (1-month LIBOR plus 0.22%), 9/15/36	1,158,580	1,151,266
FHLMC, Series 3231, Class FA, VRN, 2.79%, (1-month LIBOR plus 0.40%), 10/15/36	432,425	433,138
FHLMC, Series 3301, Class FA, VRN, 2.69%, (1-month LIBOR plus 0.30%), 8/15/35	428,126	427,486
FHLMC, Series 3380, Class FP, VRN, 2.74%, (1-month LIBOR plus 0.35%), 11/15/36	501,867	502,074
FHLMC, Series 3508, Class PF, VRN, 3.24%, (1-month LIBOR plus 0.85%), 2/15/39	189,772	193,663
FHLMC, Series 3587, Class FB, VRN, 3.17%, (1-month LIBOR plus 0.78%), 2/15/36	493,482	502,342
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,000,268	1,010,239
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,898,742	1,920,747
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,118,372	1,127,660
FHLMC, Series K716, Class A1 SEQ, 2.41%, 1/25/21	768,200	768,239
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,000,203	2,007,441
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	998,670	1,001,798
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,176,733
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,700,000	1,757,407
FHLMC, Series KF29, Class A, VRN, 2.79%, (1-month LIBOR plus 0.36%), 2/25/24	596,760	596,420
FHLMC, Series KF31, Class A, VRN, 2.80%, (1-month LIBOR plus 0.37%), 4/25/24	774,925	773,350
FHLMC, Series KF32, Class A, VRN, 2.80%, (1-month LIBOR plus 0.37%), 5/25/24	632,470	631,380
FHLMC, Series KF35, Class A, VRN, 2.78%, (1-month LIBOR plus 0.35%), 8/25/24	1,438,420	1,434,603
FHLMC, Series KI03, Class A, VRN, 2.68%, (1-month LIBOR plus 0.25%), 2/25/23	1,167,895	1,166,817
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,793,306	2,824,559
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	10,010	9,993
FNMA, Series 2004-28, Class FE, VRN, 2.75%, (1-month LIBOR plus 0.35%), 5/25/34	1,560,333	1,561,812
FNMA, Series 2006-11, Class FA, VRN, 2.70%, (1-month LIBOR plus 0.30%), 3/25/36	428,453	427,957
FNMA, Series 2006-60, Class KF, VRN, 2.70%, (1-month LIBOR plus 0.30%), 7/25/36	975,417	973,766
FNMA, Series 2006-72, Class TE, VRN, 2.70%, (1-month LIBOR plus 0.30%), 8/25/36	547,213	546,306
FNMA, Series 2008-9, Class FA, VRN, 2.90%, (1-month LIBOR plus 0.50%), 2/25/38	1,494,081	1,504,303

FNMA, Series 2009-33, Class FB, VRN, 3.22%, (1-month LIBOR plus 0.82%), 3/25/37	609,210	623,362
FNMA, Series 2009-89, Class FD, VRN, 3.00%, (1-month LIBOR plus 0.60%), 5/25/36	304,748	308,394
FNMA, Series 2015-M12, Class FA, VRN, 2.78%, (1-month LIBOR plus 0.34%), 4/25/20	44,027	43,961
FNMA, Series 2015-M13, Class ASQ2 SEQ, 1.65%, 9/25/19	3,082	3,076
FNMA, Series 2016-11, Class FB, VRN, 3.04%, (1-month LIBOR plus 0.55%), 3/25/46	527,860	528,587
FNMA, Series 2016-M13, Class FA, VRN, 3.11%, (1-month LIBOR plus 0.67%), 11/25/23	488,055	486,939
FNMA, Series 2016-M2, Class FA, VRN, 3.29%, (1-month LIBOR plus 0.85%), 1/25/23	455,852	456,776
GNMA, Series 2010-14, Class QF, VRN, 2.84%, (1-month LIBOR plus 0.45%), 2/16/40	825,199	828,504
GNMA, Series 2012-105, Class FE, VRN, 2.68%, (1-month LIBOR plus 0.30%), 1/20/41	1,100,957	1,100,186
GNMA, Series 2016-68, Class MF, VRN, 2.74%, (1-month LIBOR plus 0.30%), 5/20/46	637,944	635,988
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,604,727)		35,655,166
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.6%
FHLMC, VRN, 2.625%, (1-month COF 11 plus 1.50%), 1/1/21	5,708	5,688
FHLMC, VRN, 5.13%, (6-month LIBOR plus 2.26%), 3/1/24	15,792	15,859
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	150,068	158,479
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.64%), 8/1/36	843,732	882,435
FHLMC, VRN, 4.46%, (1-year H15T1Y plus 2.14%), 10/1/36	86,759	91,379
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.67%), 12/1/36	116,910	121,820
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	57,503	60,690
FHLMC, VRN, 4.67%, (12-month LIBOR plus 1.82%), 5/1/40	61,558	65,468
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	214,656	224,689
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	91,680	95,685
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.78%), 2/1/41	422,353	438,396
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	66,679	70,105
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	386,460	405,292
FHLMC, VRN, 4.54%, (12-month LIBOR plus 1.75%), 10/1/42	76,991	80,124
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	435,443	449,911
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	449,296	456,026
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	413,107	422,697
FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.59%), 10/1/44	333,859	341,544
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	359,492	362,556
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 12/1/45	4,133,615	4,192,481
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	400,996	402,794
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	399,228	408,539
FNMA, VRN, 4.58%, (1-year H15T1Y plus 2.08%), 5/1/22	8,754	8,791
FNMA, VRN, 4.58%, (1-year H15T1Y plus 1.95%), 8/1/23	2,541	2,551
FNMA, VRN, 4.60%, (1-year H15T1Y plus 2.12%), 8/1/23	2,988	3,059
FNMA, VRN, 4.49%, (1-year H15T1Y plus 2.28%), 5/1/25	17,210	17,371
FNMA, VRN, 4.31%, (6-month LIBOR plus 1.50%), 3/1/33	227,742	234,111
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	213,693	221,435
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	184,197	191,087
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35	329,799	342,297
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	25,662	26,612
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35	146,604	151,912
FNMA, VRN, 4.36%, (6-month LIBOR plus 1.55%), 3/1/36	307,096	318,119
FNMA, VRN, 4.625%, (12-month LIBOR plus 1.75%), 11/1/39	345,643	363,922
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	26,633	28,232
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	138,153	144,075
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 7/1/41	98,619	102,543
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	669,331	689,396
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	447,438	458,666
FNMA, VRN, 2.52%, (12-month LIBOR plus 1.70%), 7/1/42	777,941	811,364

FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	208,686	216,079
FNMA, VRN, 2.74%, (12-month LIBOR plus 1.60%), 3/1/45	703,583	715,892
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	193,750	197,172
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	471,143	476,630
FNMA, VRN, 2.81%, (12-month LIBOR plus 1.61%), 4/1/46	430,016	436,414
FNMA, VRN, 2.64%, (12-month LIBOR plus 1.61%), 5/1/46	668,172	674,741
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	367,908	375,853
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	388,011	396,996
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	295,033	303,012
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.60%), 9/1/47	554,237	561,877
GNMA, VRN, 4.50%, (1-year H15T1Y plus 2.00%), 2/20/21	7,352	7,341
GNMA, VRN, 4.625%, (1-year H15T1Y plus 2.00%), 11/20/21	1,416	1,426
		18,231,633
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, 7.00%, 5/1/32	37,338	38,335
FNMA, 7.00%, 5/1/32	93,174	103,616
FNMA, 7.00%, 6/1/32	2,199	2,200
FNMA, 7.00%, 6/1/32	61,557	68,500
FNMA, 7.00%, 8/1/32	18,333	18,346
FNMA, 3.50%, 3/1/34	354,733	368,345
		599,342
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $18,732,388)		18,830,975
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FNMA, 2.625%, 1/11/22	500,000	510,346
FNMA, 2.25%, 4/12/22	2,100,000	2,126,254
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,593,294)		2,636,600
TEMPORARY CASH INVESTMENTS — 3.6%
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(1)	6,878,000	6,878,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $340), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $333)		333
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,098	3,098
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,881,431)		6,881,431
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $186,851,373)		188,278,428
OTHER ASSETS AND LIABILITIES — 0.9%		1,654,829
TOTAL NET ASSETS — 100.0%		$189,933,257

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	7	September 2019	$700,000	$966,875	$11,062
U.S. Treasury 2-Year Notes	345	September 2019	$69,000,000	74,236,992	374,302
				$75,203,867	$385,364

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	4	September 2019	$400,000	$511,875	$(6,321)
U.S. Treasury 5-Year Notes	129	September 2019	$12,900,000	15,242,156	(163,017)
				$15,754,031	$(169,338)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $173,278.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	124,274,256	—
Collateralized Mortgage Obligations	—	35,655,166	—
U.S. Government Agency Mortgage-Backed Securities	—	18,830,975	—
U.S. Government Agency Securities	—	2,636,600	—
Temporary Cash Investments	3,098	6,878,333	—
	3,098	188,275,330	—
Other Financial Instruments
Futures Contracts	385,364	—	—

Liabilities
Other Financial Instruments
Futures Contracts	169,338	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.